SHAREHOLDERS' DEFICIENCY - Options changes (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted average exercise price
Granted (in dollar per share)		$ 9.81	$ 4.42	$ 4.06
Share-based Payment Arrangement, Employee [Member]
Number of options
Balance at beginning of year (in shares)	5,325,572	4,062,408
Granted (in shares)	1,720,015	1,321,211
Exercised (in shares)		(4,809)
Forfeited and cancelled (in shares)	(116,909)	(53,238)
Balance at end of year (in shares)	6,928,678	5,325,572	4,062,408
Exercisable options (in shares)	3,818,054	3,233,657
Weighted average exercise price
Balance at beginning of year (in dollar per share)	$ 4.97	$ 3.40
Granted (in dollar per share)	9.03	9.81
Exercised (in dollar per share)		4.42
Forfeited and cancelled (in dollar per share)	8.57	5.16
Balance at end of year (in dollar per share)	5.91	4.97	$ 3.40
Exercisable options (in dollar per share)	$ 3.61	$ 3.23
Aggregate intrinsic value
Outstanding at year end	$ 25,399,916	$ 17,854,046	$ 944,820
Exercisable options	$ 20,872,631	$ 14,184,527
Outstanding at year end	7 years 8 months 1 day	7 years 5 months 1 day	7 years 9 months 10 days
Exercisable options	6 years 4 months 17 days	6 years 6 months 21 days
Share-based Payment Arrangement, Nonemployee [Member]
Number of options
Balance at beginning of year (in shares)	721,197	662,006
Granted (in shares)	80,541	140,667
Exercised (in shares)		(81,476)
Balance at end of year (in shares)	801,738	721,197	662,006
Exercisable options (in shares)	611,449	580,745
Weighted average exercise price
Balance at beginning of year (in dollar per share)	$ 4.34	$ 2.79
Granted (in dollar per share)	9.61	9.79
Exercised (in dollar per share)		1.10
Balance at end of year (in dollar per share)	4.93	4.34	$ 2.79
Exercisable options (in dollar per share)	$ 3.33	$ 3.05
Aggregate intrinsic value
Outstanding at year end	$ 3,590,197	$ 2,695,213	$ 313,200
Exercisable options	$ 3,499,300	$ 2,649,873
Outstanding at year end	6 years 5 months 15 days	6 years 7 months 9 days	6 years 10 months 28 days
Exercisable options	5 years 6 months 25 days	5 years 10 months 20 days